Portfolio of Investments – as of December 31, 2024 (Unaudited)
Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks— 97.9% of Net Assets
	Aerospace & Defense — 3.4%
68,033	Mercury Systems, Inc.(a)	$2,857,386
37,515	Moog, Inc., Class A	7,384,453
63,034	V2X, Inc.(a)	3,014,916
		13,256,755
	Automobile Components — 1.0%
408,982	Garrett Motion, Inc.(a)	3,693,107
	Banks — 12.5%
74,223	Ameris Bancorp	4,644,133
107,919	Cadence Bank	3,717,810
44,465	Hanmi Financial Corp.	1,050,263
177,662	Home BancShares, Inc.	5,027,835
203,268	Hope Bancorp, Inc.	2,498,164
49,165	Pinnacle Financial Partners, Inc.	5,623,984
56,156	Popular, Inc.	5,282,033
64,991	Prosperity Bancshares, Inc.	4,897,072
51,458	SouthState Corp.	5,119,042
47,521	Western Alliance Bancorp	3,969,904
53,141	Wintrust Financial Corp.	6,627,214
		48,457,454
	Biotechnology — 0.8%
109,308	Alkermes PLC(a)	3,143,698
	Building Products — 2.5%
55,924	Griffon Corp.	3,985,704
72,126	Quanex Building Products Corp.	1,748,334
36,373	UFP Industries, Inc.	4,097,418
		9,831,456
	Capital Markets — 2.1%
105,823	Marex Group PLC	3,298,503
43,983	Stifel Financial Corp.	4,665,717
		7,964,220
	Chemicals — 2.1%
41,884	Cabot Corp.	3,824,428
276,487	Ecovyst, Inc.(a)	2,112,361
17,114	Hawkins, Inc.	2,099,374
		8,036,163
	Commercial Services & Supplies — 2.7%
119,680	CECO Environmental Corp.(a)	3,617,926
12,093	Clean Harbors, Inc.(a)	2,783,083
44,000	VSE Corp.	4,184,400
		10,585,409
	Construction & Engineering — 2.7%
51,340	Arcosa, Inc.	4,966,632
35,737	Everus Construction Group, Inc.(a)	2,349,708
37,121	Limbach Holdings, Inc.(a)	3,175,330
		10,491,670
	Construction Materials — 1.7%
63,526	Knife River Corp.(a)	6,456,783
	Diversified Telecommunication Services — 0.5%
24,550	Cogent Communications Holdings, Inc.	1,892,069
	Electric Utilities — 0.8%
64,562	TXNM Energy, Inc.	3,174,514
	Electrical Equipment — 0.9%
18,927	Atkore, Inc.	1,579,458
8,495	Powell Industries, Inc.	1,882,917
		3,462,375
	Electronic Equipment, Instruments & Components — 7.1%
53,665	Bel Fuse, Inc., Class B	4,425,753
52,188	Crane NXT Co.	3,038,385
Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — continued
12,075	Littelfuse, Inc.	$2,845,474
37,938	TD SYNNEX Corp.	4,449,369
228,750	TTM Technologies, Inc.(a)	5,661,562
79,509	Vishay Intertechnology, Inc.	1,346,882
158,600	Vontier Corp.	5,784,142
		27,551,567
	Energy Equipment & Services — 3.8%
104,215	Noble Corp. PLC	3,272,351
322,234	NPK International, Inc.(a)	2,471,535
84,938	Oceaneering International, Inc.(a)	2,215,183
60,606	Tidewater, Inc.(a)	3,315,754
50,165	Weatherford International PLC	3,593,319
		14,868,142
	Entertainment — 0.7%
74,161	Atlanta Braves Holdings, Inc., Class C(a)	2,837,400
	Financial Services — 3.0%
29,131	Federal Agricultural Mortgage Corp., Class C	5,737,350
117,098	International Money Express, Inc.(a)	2,439,151
18,630	WEX, Inc.(a)	3,266,212
		11,442,713
	Food Products — 2.3%
12,479	J&J Snack Foods Corp.	1,935,867
209,239	Nomad Foods Ltd.	3,511,031
30,518	Post Holdings, Inc.(a)	3,493,090
		8,939,988
	Gas Utilities — 1.7%
177,963	MDU Resources Group, Inc.	3,206,893
116,084	UGI Corp.	3,277,052
		6,483,945
	Health Care Equipment & Supplies — 2.7%
28,246	CONMED Corp.	1,933,156
43,567	Haemonetics Corp.(a)	3,401,712
62,353	Inmode Ltd.(a)	1,041,295
30,915	Lantheus Holdings, Inc.(a)	2,765,656
5,498	UFP Technologies, Inc.(a)	1,344,316
		10,486,135
	Health Care Providers & Services — 2.8%
198,860	Concentra Group Holdings Parent, Inc.	3,933,451
124,178	Option Care Health, Inc.(a)	2,880,929
97,820	Select Medical Holdings Corp.	1,843,907
18,238	Tenet Healthcare Corp.(a)	2,302,183
		10,960,470
	Hotels, Restaurants & Leisure — 1.8%
32,147	Churchill Downs, Inc.	4,292,910
57,816	Six Flags Entertainment Corp.	2,786,153
		7,079,063
	Household Durables — 1.4%
27,982	Champion Homes, Inc.(a)	2,465,214
46,289	KB Home	3,042,113
		5,507,327
	Household Products — 0.4%
18,888	Spectrum Brands Holdings, Inc.	1,595,847
	Independent Power & Renewable Electricity Producers — 1.6%
29,878	Talen Energy Corp.(a)	6,019,521
	Industrial REITs — 0.8%
92,558	STAG Industrial, Inc.	3,130,312

Shares	Description	Value (†)
	Insurance — 3.5%
59,875	Employers Holdings, Inc.	$3,067,396
122,671	Fidelis Insurance Holdings Ltd.	2,224,025
50,561	Kemper Corp.	3,359,273
94,290	Skyward Specialty Insurance Group, Inc.(a)	4,765,417
		13,416,111
	IT Services — 0.9%
96,078	Kyndryl Holdings, Inc.(a)	3,324,299
	Leisure Products — 1.3%
37,804	Brunswick Corp.	2,445,163
62,511	YETI Holdings, Inc.(a)	2,407,298
		4,852,461
	Machinery — 4.4%
36,328	Allison Transmission Holdings, Inc.	3,925,604
96,992	Atmus Filtration Technologies, Inc.	3,800,147
64,137	Blue Bird Corp.(a)	2,477,612
63,693	Columbus McKinnon Corp.	2,371,927
12,409	Kadant, Inc.	4,280,981
		16,856,271
	Media — 1.1%
4,078	Cable One, Inc.	1,476,725
63,814	John Wiley & Sons, Inc., Class A	2,789,310
		4,266,035
	Office REITs — 0.3%
80,083	Postal Realty Trust, Inc., Class A	1,045,083
	Oil, Gas & Consumable Fuels — 3.8%
129,958	Antero Resources Corp.(a)	4,555,028
65,283	California Resources Corp.	3,387,535
95,682	Delek U.S. Holdings, Inc.	1,770,117
62,035	International Seaways, Inc.	2,229,538
72,933	Northern Oil & Gas, Inc.	2,710,190
		14,652,408
	Paper & Forest Products — 0.7%
160,041	Magnera Corp.(a)	2,907,945
	Personal Care Products — 0.8%
39,716	BellRing Brands, Inc.(a)	2,992,203
	Pharmaceuticals — 1.6%
51,866	ANI Pharmaceuticals, Inc.(a)	2,867,152
93,962	Supernus Pharmaceuticals, Inc.(a)	3,397,666
		6,264,818
	Professional Services — 2.5%
476,723	Alight, Inc., Class A	3,298,923
72,759	Concentrix Corp.	3,148,282
48,683	Korn Ferry	3,283,668
		9,730,873
	Real Estate Management & Development — 1.0%
28,969	Colliers International Group, Inc.	3,938,915
Shares	Description	Value (†)
	Retail REITs — 0.8%
44,145	Agree Realty Corp.	$3,110,015
	Semiconductors & Semiconductor Equipment — 0.9%
32,013	MKS Instruments, Inc.	3,341,837
	Software — 1.1%
40,831	Five9, Inc.(a)	1,659,372
138,008	PagerDuty, Inc.(a)	2,520,026
		4,179,398
	Specialty Retail — 2.2%
57,277	Academy Sports & Outdoors, Inc.	3,295,146
67,385	Bath & Body Works, Inc.	2,612,517
18,504	Boot Barn Holdings, Inc.(a)	2,809,277
		8,716,940
	Textiles, Apparel & Luxury Goods — 0.9%
32,459	Crocs, Inc.(a)	3,555,234
	Trading Companies & Distributors — 4.3%
59,465	Air Lease Corp.	2,866,808
45,892	Beacon Roofing Supply, Inc.(a)	4,661,709
18,390	Herc Holdings, Inc.	3,481,779
24,261	McGrath RentCorp	2,712,865
216,778	MRC Global, Inc.(a)	2,770,423
		16,493,584
	Water Utilities — 0.4%
128,605	Pure Cycle Corp.(a)	1,630,711
	Wireless Telecommunication Services — 1.6%
96,054	U.S. Cellular Corp.(a)	6,024,507
	Total Common Stocks (Identified Cost $269,268,573)	378,647,751

Principal Amount
Short-Term Investments — 2.2%
$8,624,718	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $8,625,916 on 1/02/2025 collateralized by $6,936,700 U.S. Treasury Inflation Indexed Note, 0.375% due 1/15/2027 valued at $8,797,410 including accrued interest(b) (Identified Cost $8,624,718)	8,624,718
	Total Investments — 100.1% (Identified Cost $277,893,291)	387,272,469
	Other assets less liabilities — (0.1)%	(340,134)
	Net Assets — 100.0%	$386,932,335

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of December 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$378,647,751	$ —	$ —	$378,647,751
Short-Term Investments	—	8,624,718	—	8,624,718
Total Investments	$378,647,751	$8,624,718	$—	$387,272,469

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2024 (Unaudited)
Banks	12.5%
Electronic Equipment, Instruments & Components	7.1
Machinery	4.4
Trading Companies & Distributors	4.3
Energy Equipment & Services	3.8
Oil, Gas & Consumable Fuels	3.8
Insurance	3.5
Aerospace & Defense	3.4
Financial Services	3.0
Health Care Providers & Services	2.8
Commercial Services & Supplies	2.7
Construction & Engineering	2.7
Health Care Equipment & Supplies	2.7
Building Products	2.5
Professional Services	2.5
Food Products	2.3
Specialty Retail	2.2
Chemicals	2.1
Capital Markets	2.1
Other Investments, less than 2% each	27.5
Short-Term Investments	2.2
Total Investments	100.1
Other assets less liabilities	(0.1)
Net Assets	100.0%